Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2020
Compensation And Retirement Disclosure [Abstract]
Information about Pension Plan

Information about the pension plan is as follows:

	2020		2019
Change in benefit obligation:
Beginning benefit obligation		$15,570		$13,338
Service cost		—		—
Interest cost		484		479
Curtailment gain		—		—
Settlement loss		—		—
Actuarial (gain)/loss		1,898		3,546
Benefits paid		(1,296)		(1,793)
Settlement payments		—		—
Ending benefit obligation		16,656		15,570
Change in plan assets, at fair value:
Beginning plan assets		15,183		15,572
Actual return		1,370		1,404
Employer contribution		—		—
Benefits paid		(1,296)		(1,793)
Settlement payments		—		—
Administrative expenses		—		—
Ending plan assets		15,257		15,183
Funded status at end of year	$	(1,399)	$	(387)

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows:

	2020	2019		2018
Service cost	$—		$—		$—
Interest cost	484		479		627
Expected return on plan assets	(748)		(811)		(1,355)
Net amortization and deferral	289		156		149
Net periodic pension cost (benefit)	25		(176)		(579)
Additional loss due to settlement	—		—		1,188
Total pension cost (benefit)	$25	$	(176)		$609

Net loss (gain) recognized in other comprehensive income	$986		$2,798	$	(1,453)
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$1,011		$2,622	$	(2,032)

Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2020	2019	2018
Discount rate on benefit obligation	2.39%	3.13%	4.14%
Long-term rate of return on plan assets	4.44%	4.96%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

The weighted average assumptions used to determine net periodic pension cost were as follows:

	2020	2019	2018
Discount rate on benefit obligation	3.13%	4.14%	3.51%
Long-term rate of return on plan assets	4.96%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Schedule of Pension Plan Asset Allocation and Target Allocation by Asset Category

The Company’s pension plan asset allocation at year-end 2020 and 2019 and target allocation for 2020 by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2021	2020	2019
Equity securities	0-30%	20.0%	20.0%
Debt securities	70-100	80.0	80.0
Total		100.0%	100.0%

Summary of Investments Measured at Fair Value Based on NAV Per Share

The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2020 and 2019, respectively:

December 31, 2020	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period

Common/collective trust funds	$15,257	N/A	Daily	Daily

December 31, 2019	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period

Common/collective trust funds	$15,183	N/A	Daily	Daily

Summary of Expected Benefit Payments	Expected benefit payments, which reflect expected future service, are as follows:
2021	$1,661
2022	275
2023	316
2024	355
2025	419
2026 through 2030	2,970
Total	$5,996